FINANCIAL RISK MANAGEMENT - Interest Rate Risk (Details) - 12 months ended Dec. 31, 2022 CLF in Thousands, $ in Thousands, $ in Millions	CLP ($) item contract	USD ($) item contract	CLF item contract
Interest Rate Risk
Number of contracts | contract	6	6	6
Number of local bonds | item	5	5	5
Interest rate risk
Interest Rate Risk
Notes payable, current	$ 340,768
Notes associated with interest payments	495,574,000
Notes associated with interest payments, current	25,874,000
Current nominal amount	$ 1,104,136,000
Interest rate risk | Fixed interest rate | National
Interest Rate Risk
Financial Liabilities | CLF			CLF 15,450
Interest rate risk | Fixed Rate Bond One [Member] | Fixed interest rate | Foreign
Interest Rate Risk
Percentage of foreign bonds re-denominated to domestic currencies	100.00%
Current nominal amount		$ 365
Interest rate risk | Fixed Rate Bond Two [Member] | Fixed interest rate | Foreign
Interest Rate Risk
Percentage of foreign bonds re-denominated to domestic currencies	100.00%
Current nominal amount		$ 300